Schedule of Prepayments and Other Current Assets (Details) (Parentheticals) - CNY (¥) ¥ in Thousands	Jul. 10, 2024	Jun. 15, 2024	Jun. 13, 2024	Apr. 15, 2024	Feb. 07, 2024
Loans payable			¥ 3,000	¥ 4,000	¥ 3,000
Baohe Holdings Co Ltd [Member]
Loans payable		¥ 10
Beijing Cheche [Member]
Loans payable	¥ 10